                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                RULE 24f-2 NOTICE

                                       FOR

               Provident Mutual Variable Annuity Separate Account
                              (Name of Registrant)

                              1050 Westlakes Drive
                                Berwyn, PA 19312
                    (Address of principal executive offices)

                         File Nos. 33-62588 and 33-70926

1. The following information is set forth pursuant to the requirements of Rule 24f-2(b)(1):

         (i).    Fiscal year for which Notice is filed:


                 Fiscal year ended December 31, 1996

         (ii). Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.

                 None

         (iii). The number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

                 None

         (iv).   The number or amount of securities sold during the fiscal year:

                 Growth                 Money Market          Bond
                 Subaccount             Subaccount            Subaccount
                 $1,220,538.49          $20,199,031.94        $251,221.85

                 worth of               worth of              worth of
                 policies(1)            policies(2)           policies(3)


                                        Aggressive
                 Managed                Growth                International
                 Subaccount             Subaccount            Subaccount
                 $498,873.23            $142,092.00           $1,094,024.66

                 worth of               worth of              worth of
                 policies(4)            policies(5)           policies(6)

                 Fidelity High          Fidelity Equity                                Fidelity Asset
                 Income Subaccount      Income Subaccount     Fidelity Growth          Manager Subaccount
                 $1,035,641.07          $4,221,262.28         Subaccount               $514,710.76
                                                              $3,011,521.58
                 worth of               worth of                                       worth of
                 policies (7)           policies (8)          worth of                 policies (10)
                                                              policies (9)

                                        Fidelity              Quest for Value          Quest for Value
                 Fidelity Index 500     Contrafund            Equity                   Small Cap
                 Subaccount             Subaccount            Subaccount               Subaccount
                 $1,785,395.92          $673,925.35           $1,259,392.74            $1,601,291.31

                 worth of               worth of              worth of                 worth of
                 policies (11)          policies (12)         policies (13)            policies (14)


                 Quest for Value                              Scudder Growth and       Scudder
                 Managed Subaccount     Scudder Bond          Income                   International
                 $2,893,754.03          Subaccount            Subaccount               Subaccount
                                        $398,233.30           $484,976.53              $177,193.11
                 worth of
                 policies (15)          worth of              worth of                 worth of
                                        policies (16)         policies (17)            policies (18)


                                                                                       Federated U.S.
                 Dreyfus Zero Coupon    Dreyfus Growth and    Dreyfus Socially         Government Bond
                 2000                   Income                Responsible              Subaccount
                 Subaccount             Subaccount            Subaccount               $52,735.74
                 $306,033.06            $684,340.08           $96,297.15
                                                                                       worth of
                 worth of               worth of              worth of                 policies (22)
                 policies (19)          policies (20)         policies (21)

                 Federated Utility
                 Subaccount
                 $79,304.13

                 worth of
                 policies (23)

         (v). The number or amount of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2

                 Growth                 Money Market          Bond
                 Subaccount             Subaccount            Subaccount
                 $1,220,538.49          $20,199,031.94        $251,221.85

                 worth of               worth of              worth of
                 policies(1)            policies(2)           policies(3)

                                        Aggressive
                 Managed                Growth                International
                 Subaccount             Subaccount            Subaccount
                 $498,873.23            $142,092.00           $1,094,024.66

                 worth of               worth of              worth of
                 policies(4)            policies(5)           policies(6)


                 Fidelity High          Fidelity Equity                                Fidelity Asset
                 Income Subaccount      Income Subaccount     Fidelity Growth          Manager Subaccount
                 $1,035,641.07          $4,221,262.28         Subaccount               $514,710.76
                                                              $3,011,521.58
                 worth of               worth of                                       worth of
                 policies (7)           policies (8)          worth of                 policies (10)
                                                              policies (9)

                                        Fidelity              Quest for Value          Quest for Value
                 Fidelity Index 500     Contrafund            Equity                   Small Cap
                 Subaccount             Subaccount            Subaccount               Subaccount
                 $1,785,395.92          $673,925.35           $1,259,392.74            $1,601,291.31

                 worth of               worth of              worth of                 worth of
                 policies (11)          policies (12)         policies (13)            policies (14)


                 Quest for Value                              Scudder Growth and       Scudder
                 Managed Subaccount     Scudder Bond          Income                   International
                 $2,893,754.03          Subaccount            Subaccount               Subaccount
                                        $398,233.30           $484,976.53              $177,193.11
                 worth of
                 policies (15)          worth of              worth of                 worth of
                                        policies (16)         policies (17)            policies (18)

                                                                                       Federated U.S.
                 Dreyfus Zero Coupon    Dreyfus Growth and    Dreyfus Socially         Government Bond
                 2000                   Income                Responsible              Subaccount
                 Subaccount             Subaccount            Subaccount               $52,735.74
                 $306,033.06            $684,340.08           $96,297.15
                                                                                       worth of
                 worth of               worth of              worth of                 policies (22)
                 policies (19)          policies (20)         policies (21)

                 Federated Utility
                 Subaccount
                 $79,304.13

                 worth of
                 policies (23)


2. An opinion of counsel with respect to the validity of the shares accompanies this Notice.

3.       Filing fee with respect to shares specified in 1(v) above:

          Growth Subaccount                                     289.30      (1)
          Money Market Subaccount                               284.60      (2)
          Bond Subaccount                                        57.22      (3)
          Managed Subaccount                                    143.84      (4)
          Aggressive Growth Subaccount                           24.96      (5)
          International Subaccount                              239.92      (6)
          Fidelity High Income Subaccount                       210.16      (7)
          Fidelity Equity Income Subaccount                     969.81      (8)
          Fidelity Growth Subaccount                            691.91      (9)
          Fidelity Asset Manager Subaccount                     127.26     (10)
          Fidelity Index 500 Subaccount                         440.93     (11)
          Fidelity Contrafund Subaccount                        197.98     (12)
          Quest for Value Equity Subaccount                     267.88     (13)
          Quest for Value Small Cap Subaccount                  247.53     (14)
          Quest for Value Managed Subaccount                    695.73     (15)
          Scudder Bond Subaccount                                92.27     (16)
          Scudder Growth and Income Subaccount                  138.24     (17)
          Scudder International Subaccount                       53.30     (18)
          Dreyfus Zero Coupon 2000 Subaccount                    56.40     (19)
          Dreyfus Growth and Income Subaccount                  199.31     (20)
          Dreyfus Socially Responsible Subaccount                29.03     (21)
          Federated U.S. Government Bond Subaccount              14.37     (22)
          Federated Utility Subaccount                           23.90     (23)

                                                             $5,495.84

Minimum Filing Fee (Certified Check Enclosed):  $5,495.84

DATED:  February 26, 1997

                          PROVIDENT MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT



                          BY: /s/ Adam Scaramella
                              --------------------------------
                                  Adam Scaramella


------------------------
(1) The actual aggregate sales price was $1,220,538.49, which consists of 523 policies allocating premiums to the Growth Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Growth Subaccount policies redeemed was $265,858.97. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f- 2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies in calculated as follows:

         $1,220,538.49 - 265,858.97 = $954,679.52 / 3300 = $289.30

(2) The actual aggregate sales price was $20,199,031.94, which consists of 726 policies allocating premiums to the Money Market Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Money Market Subaccount policies redeemed was $19,259,858.10. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $20,199,031.94 - 19,259,858.10 = $939,173.84 / 3300 = $284.60

(3) The actual aggregate sales price was $251,221.85, which consists of 118 policies allocating premiums to the Bond Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Bond Subaccount policies redeemed was $62,395.33. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f- 2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $251,221.85 - 62,395.33 = $188,826.52 / 3300 = $57.22

(4) The actual aggregate sales price was $498,873.23, which consists of 108 policies allocating premiums to the Managed Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Managed Subaccount policies redeemed was $24,216.83. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f- 2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $498,873.23 - 24,216.83 = $474,656.40 / 3300 = $143.84

(5) The actual aggregate sales price was $142,092.00, which consists of 125 policies allocating premiums to the Aggressive Growth Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Aggressive Growth Subaccount policies redeemed was $59,723.70. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $142,092.00 - 59,723.70 = $82,368.30 / 3300 = $24.96

(6) The actual aggregate sales price was $1,094,024.66, which consists of 421 policies allocating premiums to the International Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of International Subaccount policies redeemed was $302,283.50. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,094,024.66 - 302,283.50 = $791,741.16 / 3300 = $239.92

(7) The actual aggregate sales price was $1,035,641.07, which consists of 317 policies allocating premiums to the Fidelity High Income Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity High Income Subaccount policies redeemed was $342,115.04. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,035,641.07 - 342,115.04 = $693,526.03 / 3300 = $210.16

(8) The actual aggregate sales price was $4,221,262.28, which consists of 946 policies allocating premiums to the Fidelity Equity Income Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Equity Income Subaccount policies redeemed was $1,020,905.30. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $4,221,262.28 - 1,020,905.30 = $3,200,356.98 / 3300 = $969.81

(9) The actual aggregate sales price was $3,011,521.58, which consists of 1,152 policies allocating premiums to the Fidelity Growth Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Growth Subaccount policies redeemed was $728,222.95. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $3,011,521.58 - 728,222.95 = $2,283,298.63 / 3300 = $691.91

(10) The actual aggregate sales price was $514,710.76, which consists of 294 policies allocating premiums to the Fidelity Asset Manager Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Asset Manager Subaccount policies redeemed was $94,750.73. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $514,710.76 - 94,750.73 = $419,960.03 / 3300 = $127.26

(11) The actual aggregate sales price was $1,785,395.92, which consists of 665 policies allocating premiums to the Fidelity Index 500 Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Index 500 Subaccount policies redeemed was $330,327.69. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,785,395.92 - 330,327.69 = $1,455,068.23 / 3300 = $440.93

(12) The actual aggregate sales price was $673,925.35, which consists of 141 policies allocating premiums to the Fidelity Contrafund Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Contrafund Subaccount policies redeemed was $20,581.13. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $673,925.35 - 20,581.13 = $653,344.22 / 3300 = $197.98

(13) The actual aggregate sales price was $1,259,392.74, which consists of 440 policies allocating premiums to the Quest for Value Equity Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Quest for Value Equity Subaccount policies redeemed was $375,382.71. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,259,392.74 - 375,382.71 = $884,010.03 / 3300 = $267.88

(14) The actual aggregate sales price was $1,601,291.31, which consists of 319 policies allocating premiums to the Quest for Value Small Cap Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Quest for Value Small Cap Subaccount policies redeemed was $784,447.29. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,601,291.31 - 784,447.29 = $816,844.02 / 3300 = $247.53

(15) The actual aggregate sales price was $2,893,754.03, which consists of 661 policies allocating premiums to the Quest for Value Managed Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Quest for Value Managed Subaccount policies redeemed was $597,836.29. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $2,893,754.03 - 597,836.29 = $2,295,917.74 / 3300 = $695.73

(16) The actual aggregate sales price was $398,233.30, which consists of 144 policies allocating premiums to the Scudder Bond Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Scudder Bond Subaccount policies redeemed was $93,744.18. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $398,233.30 - 93,744.18 = $304,489.12 / 3300 = $92.27

(17) The actual aggregate sales price was $484,976.53, which consists of 147 policies allocating premiums to the Scudder Growth and Income Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Scudder Growth and Income Subaccount policies redeemed was $28,791.15. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $484,976.53 - 28,791.15 = $456,185.38 / 3300 = $138.24

(18) The actual aggregate sales price was $177,193.11, which consists of 68 policies allocating premiums to the Scudder International Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Scudder International Subaccount policies redeemed was $1,303.18. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $177,193.11 - 1,303.18 = $175,889.93 / 3300 = $53.30

(19) The actual aggregate sales price was $306,033.06, which consists of 166 policies allocating premiums to the Dreyfus Zero Coupon 2000 Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Dreyfus Zero Coupon 2000 Subaccount policies redeemed was $119,900.11. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $306,033.06 - 119,900.11 = $186,132.95 / 3300 = $56.40

(20) The actual aggregate sales price was $684,340.08 which consists of 173 policies allocating premiums to the Dreyfus Growth and Income Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Dreyfus Growth and Income Subaccount policies redeemed was $26,626.16. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $684,340.08 - 26,626.16 = $657,713.92 / 3300 = $199.31

(21) The actual aggregate sales price was $96,297.15, which consists of 13 policies allocating premiums to the Dreyfus Socially Responsible Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Dreyfus Socially Responsible Subaccount policies redeemed was $491.89. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $96,297.15 - 491.89 = $95,805.26 / 3300 = $29.03

(22) The actual aggregate sales price was $52,735.74, which consists of 12 policies allocating premiums to the Federated U.S. Government Bond Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Federated U.S. Government Bond Subaccount policies redeemed was $5,318.16. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $52,735.74 - 5,318.16 = $47,417.58 / 3300 = $14.37

(23) The actual aggregate sales price was $79,304.13, which consists of 21 policies allocating premiums to the Federated Utility Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Federated Utility Subaccount policies redeemed was $436.41. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $79,304.13 - 436.41 = $78,867.72 / 3300 = $23.90

                                                              February 26, 1996



Provident Mutual Life Insurance Company
1050 Westlakes Drive
Berwyn, PA  19312


                  Re:      Rule 24f-2 Notice
                           Provident Mutual Variable Annuity Separate Account Registration Nos. 33-62588 and 33-70926



Dear Sirs/Madames:

                  I have served as counsel to Provident Mutual Life Insurance Company in connection with the above-referenced Notice. In my opinion, the securities being registered with respect to the Provident Mutual Variable Annuity Separate Account are legally issued, fully paid and non-assessable.

                                                              Very truly yours,



                                                              Adam Scaramella

AS/ja